Borrowings(Table)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings Abstract [Abstract]
Schedule Of Debt Table Text Block [Text Block]

Details of borrowings as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
General borrowings	￦	24,370,567	￦	32,312,859
Bonds sold under repurchase agreements and others		13,015,506		16,334,365
Call money		432,787		1,179,932

	￦	37,818,860	￦	49,827,156

Schedule Of Details Of Borrowings Table Text Block [Text Block]

Details of general borrowings as of December 31, 2019 and 2020, are as follows:

		Lenders	Annual interest rate (%)	December 31, 2019		December 31, 2020
				(In millions of Korean won)
Borrowings in Korean won	Borrowings from the Bank of Korea	The Bank of Korea	0.25	￦	2,649,851	￦	6,463,267
	Borrowings from the government	SEMAS and others	0.00 ~ 2.70		1,658,810		2,675,568
	Borrowings from banks	Shinhan Bank and others	1.55 ~ 3.01		116,160		137,952
	Borrowings from non-banking financial institutions	Korea Securities Finance Corporation and others	0.20 ~ 4.74		1,982,242		2,203,702
	Other borrowings	The Korea Development Bank and others	0.00 ~ 5.20		8,022,921		9,717,382

					14,429,984		21,197,871

Borrowings in foreign currencies	Due to banks	Commonwealth Bank of Australia and others	—		4,682		292
	Borrowings from banks	Central Bank of Uzbekistan and others	0.00 ~ 8.84		8,089,368		9,839,110
	Borrowings from other financial institutions	The Export-Import Bank of Korea and others	0.70 ~ 1.47		7,081		23,827
	Other borrowings	Bank of New York Mellon and others	0.00 ~ 2.80		1,839,452		1,251,759

					9,940,583		11,114,988

				￦	24,370,567	￦	32,312,859

Schedule Of Repurchase Agreements

Details of bonds sold under repurchase agreements and others as of December 31, 2019 and 2020, are as follows:

	Lenders	Annual interest rate (%)	December 31, 2019		December 31, 2020
			(In millions of Korean won)
Bonds sold under repurchase agreements	Individuals, groups and corporations	0.25~3.00	￦	13,011,121	￦	16,329,799
Bills sold	Counter sale	0.10~0.35		4,385		4,566

			￦	13,015,506	￦	16,334,365

Schedule Of Details Of Call Money Table Text Block [Text Block]

Details of call money as of December 31, 2019 and 2020, are as follows:

	Lenders	Annual interest rate (%)	December 31, 2019		December 31, 2020
		(In millions of Korean won)
Call money in Korean won	The Export-Import Bank of Korea and others	0.48~0.85	￦	165,000	￦	510,000
Call money in foreign currencies	Central Bank of Uzbekistan and others	0.00~0.34		267,787		669,932

			￦	432,787	￦	1,179,932